Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Jan. 06, 2025 $ / shares	Jan. 02, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not have any program, plan or obligation that requires us to grant equity awards on specified dates. We also do not have any program, plan or practice to time award dates of stock option grants to our executive officers in coordination with the release of material nonpublic information and typically our annual grants occur during an open trading window in the first quarter of the year. Equity awards may occasionally be granted following a significant change in job responsibilities or to meet special retention or performance objectives. In 2025, the Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity-based awards, including stock options, and the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2025, the Compensation Committee did grant annual stock option awards to our NEOs within the period beginning four business days before our filing of a periodic report on Form 10-K or Form 10-Q or the filing or furnishing of a current report on Form 8-K and ending one business day after the filing or furnishing of such report. Specifically, on January 6, 2025, the Company filed a Form 8-K disclosing that Dr. Suneel Gupta transitioned from his role as Chief Development Officer to Executive Vice President, Clinical Development. While the Company does not believe that the information disclosed on such Form 8-K was material nonpublic information, the Company is nevertheless providing the following information in accordance with SEC rules:
Name	Grant Date	Number of Securities Underlying Award	Exercise Price(1)	Grant Date Fair Value
Percentage Change in the Closing Market
Price of the Securities Underlying the Award
Between the Trading Day Ending Immediately
Prior to the Disclosure of Material Nonpublic
Information and the Trading Day Beginning
Immediately Following the Disclosure of
Material Nonpublic Information(2)

Dinesh V. Patel	1/2/2025	181,472	$38.98	$5,618,010	(2.8)%
Asif Ali	1/2/2025	38,520	$38.98	$1,192,502	(2.8)%
Arturo Molina	1/2/2025	49,862	$38.98	$1,543,628	(2.8)%
(1)
The exercise price of the reported stock option grants was higher than the closing price of the Company’s common stock on January 6, 2025 ($38.09).
(2)
This compares to a percentage change in the SPDR S&P Biotech ETF (NYSEARCA: XBI) over the same period of 0.5%.

Award Timing Method	We do not have any program, plan or obligation that requires us to grant equity awards on specified dates. We also do not have any program, plan or practice to time award dates of stock option grants to our executive officers in coordination with the release of material nonpublic information and typically our annual grants occur during an open trading window in the first quarter of the year. Equity awards may occasionally be granted following a significant change in job responsibilities or to meet special retention or performance objectives.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	In 2025, the Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity-based awards, including stock options, and the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures
Exercise Price		$ 38.09
Underlying Security Market Price Change			0.5
Dinesh V. Patel [Member[
Awards Close in Time to MNPI Disclosures
Name			Dinesh V. Patel
Underlying Securities | shares			181,472
Exercise Price			$ 38.98
Fair Value as of Grant Date | $			$ 5,618,010
Underlying Security Market Price Change			(2.8)
Asif Ali [Member]
Awards Close in Time to MNPI Disclosures
Name			Asif Ali
Underlying Securities | shares			38,520
Exercise Price			$ 38.98
Fair Value as of Grant Date | $			$ 1,192,502
Underlying Security Market Price Change			(2.8)
Arturo Molina [Member]
Awards Close in Time to MNPI Disclosures
Name			Arturo Molina
Underlying Securities | shares			49,862
Exercise Price			$ 38.98
Fair Value as of Grant Date | $			$ 1,543,628
Underlying Security Market Price Change			(2.8)